Registration Nos. 333-66807
                                                                     811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 21, 2000

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.
                            --                                          / /
Post-Effective Amendment No. 13                                         /X/
                             --
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No.  16                                                       /X/
               --
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                               Menlo Park, CA 94025
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-6000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                               Menlo Park, CA 94025
                   (Name and address of agent for service)

                 Please send copies of all communications to:

David A. Vaughan, Esq.                   Brian C. Murray
Dechert Price & Rhoads                   E*TRADE Funds
1775 Eye Street, NW                      4500 Bohannon Drive
Washington, DC  20006                    Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--------
X       on January 27, 2000 pursuant to paragraph (b)
--------
        60 days after filing pursuant to paragraph (a)(1)
--------
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for
X        previously filed post-effective amendments.
--------

This Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A for E*TRADE Funds (the "Fund") incorporates by reference the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendment No. 7, which was filed with the Securities and Exchange Commission ("SEC") on October 8, 1999; Post-Effective Amendment No. 11, which was filed with the SEC on December 20, 1999 to extend the effective date to January 17, 2000, and Post-Effective Amendment No. 12, which was filed with the SEC on January 14, 2000 to extend the effective date to January 24, 2000. This Post-Effective Amendment No. 13 seeks to extend the effective date of this Registration Statement to January 27, 2000.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 21st day of January, 2000.

                                          E*TRADE FUNDS
                                          (Registrant)
                                          By:   *
                                                ----------------------------
                                                Name: Brian C. Murray
                                                Title:  President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                   Date

*
----------------------------
Leonard C. Purkis                   Trustee and Treasurer       January 21, 2000

                                    (Principal Financial and
                                      Accounting Officer)

*
----------------------------
Brian C. Murray                     President (Principal        January 21, 2000

                                      Executive Officer)


*
----------------------------
Shelly J. Meyers                    Trustee                     January 21, 2000


*
----------------------------
Ashley T. Rabun                     Trustee                     January 21, 2000


*
----------------------------
Steven Grenadier                    Trustee                     January 21, 2000


----------------------------
George J. Rebhan                    Trustee                     January 21, 2000


*By /s/                                                         January 21, 2000
    --------------------------------
    David A. Vaughan
    Attorney-In-Fact